MARKETING EXPENSES (Tables)	12 Months Ended
Dec. 31, 2021
MARKETING EXPENSES
Summary of marketing expenses

	2021	2020	2019
Online marketing	(1,631)	(1,498)	(1,134)
Offline marketing	(556)	(139)	(959)
Other marketing expenses	(66)	(60)	(66)
Total marketing expenses	(2,253)	(1,697)	(2,159)